SHARE-BASED PAYMENTS (Details 2) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2012
Weighted-average exercise price	$ 0.35	$ 1.35
Expected term (in years)	2 years 10 months 24 days	2 years 11 months 27 days	4 years 0 months 26 days
Exchange Traded Options [Member]
Weighted-average exercise price	$ 2.40
Expected dividends	0.00%
Expected term (in years)	3 years
Weighted-average volatility	70.00%
Risk-free rate minimum	79.00%
PostModification [Member]
Weighted-average exercise price	$ 0.42
Expected dividends	0.00%
Expected term (in years)	2 years
Weighted-average volatility	70.00%
Risk-free rate minimum	39.00%